SUMMARY OF THE SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023
Maius Pharmaceutical Co. Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Finite-lived intangible asset, useful life	10 years		10 years
Potentially dilutive securities	0	0	0	0
DT Cloud Acquisition Corporation [Member]
Restructuring Cost and Reserve [Line Items]
Cash	$ 1				$ 152,021	$ 69,818
Investments held in trust account	$ 53,622,021				$ 72,345,071
Temporary equity, shares issued	5,031,633				6,900,000	0
Temporary equity, shares outstanding	5,031,633				6,900,000	0